STATEMENT OF INVESTMENTS
BNY Mellon Inflation Adjusted Securities Fund

April 30, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.4%
U.S. Government Securities - 99.4%
United States Treasury Inflation Indexed Bonds, US CPI Urban Consumers Not Seasonally Adjusted	1.75	1/15/2028	6,606,080	[a]	7,283,141
United States Treasury Inflation Indexed Bonds, US CPI Urban Consumers Not Seasonally Adjusted	2.00	1/15/2026	6,202,335	[a]	6,824,873
United States Treasury Inflation Indexed Bonds, US CPI Urban Consumers Not Seasonally Adjusted	2.50	1/15/2029	2,407,681	[a]	2,847,243
United States Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.13	7/15/2026	1,001,822	[a]	978,816
United States Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.13	7/15/2022	1,747,728	[a,b]	1,739,958
United States Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.13	4/15/2021	8,334,932	[a]	8,270,567
United States Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.38	7/15/2023	8,303,923	[a]	8,334,691
United States Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.38	7/15/2025	8,809,829	[a]	8,801,496
United States Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.38	7/15/2027	7,600,289	[a]	7,529,857
United States Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.50	1/15/2028	10,191,338	[a]	10,157,964
United States Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.63	1/15/2026	3,803,156	[a]	3,839,122

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.4% (continued)
U.S. Government Securities - 99.4% (continued)
United States Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.63	4/15/2023	4,955,955	[a]	4,996,340
United States Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.63	1/15/2024	6,321,289	[a]	6,391,767
United States Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.63	7/15/2021	6,656,340	[a]	6,713,399
United States Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	1.25	7/15/2020	9,075,518	[a]	9,193,883
Total Bonds and Notes (cost $93,062,281)			93,903,117
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - ..3%
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $310,466)	2.45		310,466	[c]	310,466
Total Investments (cost $93,372,747)			99.7%	94,213,583
Cash and Receivables (Net)			0.3%	271,012
Net Assets			100.0%	94,484,595

a Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

b Security, or portion thereof, on loan. At April 30, 2019, the value of the fund’s securities on loan was $1,739,958 and the value of the collateral held by the fund was $2,820,869, consisting of U.S. Government & Agency securities.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Inflation Adjusted Securities Fund

April 30, 2019 (Unaudited)

The following is a summary of the inputs used as of April 30, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Investment Companies	310,466	-	-	310,466
U.S. Treasury	-	93,903,117	-	93,903,117

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

NOTES

At April 30, 2019, accumulated net unrealized appreciation on investments was $840,836, consisting of $1,105,558 gross unrealized appreciation and $264,722 gross unrealized depreciation.

At April 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.